CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Capital Securities [Roll Forward]
Capital Securities, beginning of period	$ 3,085
Capital securities issued	57
Capital securities redeemed	(3)
Non-cash changes on capital securities
Equity conversion of capital securities	0
Fair value changes	(321)
Other	15
Capital Securities, end of period	$ 2,833